Fresh Start Accounting (Details) $ in Thousands	May 04, 2016 USD ($)
Reorganization Value	$ 24,050
Estimated fair value of tangible assets	(13,574)
Estimated fair value of identifiable intangible assets	(8,397)
Goodwill	2,079
Revaluation of Assets [Member]
Reorganization Value	17,889
Revaluation of Liabilities [Member]
Reorganization Value	$ 6,161